Retirement Benefit Obligations - Summary of Actuarial Value of Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension deficit	[1]	$ (309)	$ (556)
Related deferred income tax asset		89	128
Net pension liability		(220)	(428)
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability		(87)	(138)
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability		(164)	(206)
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability		66	22
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability		(35)	(106)
Defined pension liabilities [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities		(3,483)	(3,877)
Net pension deficit		3,483	3,877	$ 3,493
Defined pension liabilities [member] | Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities		(1,671)	(1,769)
Defined pension liabilities [member] | United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities		(1,093)	(1,293)
Defined pension liabilities [member] | Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities		(394)	(425)
Defined pension liabilities [member] | Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities		$ (325)	$ (390)

[1]	Reconciliation to Group Balance Sheet